UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2018

Date of reporting period:	2/28/2018

Item 1. Schedule of Investments

Prudential Jennison Financial Services Fund

Schedule of Investments

as of February 28, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Asset Management & Custody Banks — 6.8%
Affiliated Managers Group, Inc.	22,766	$4,310,970
OM Asset Management PLC	87,356	1,339,168
St. James’s Place PLC (United Kingdom)	488,329	7,718,962

		13,369,100

Consumer Finance — 5.1%
Capital One Financial Corp.	52,700	5,160,911
SLM Corp.*	438,104	4,779,715

		9,940,626

Data Processing & Outsourced Services — 21.0%
FleetCor Technologies, Inc.*	67,700	13,535,261
Mastercard, Inc. (Class A Stock)	49,907	8,771,654
PayPal Holdings, Inc.*	60,039	4,767,697
Square, Inc. (Class A Stock)*	20,795	957,610
Visa, Inc. (Class A Stock)	65,500	8,052,570
Wirecard AG (Germany)	26,239	3,122,160
Worldpay, Inc. (Class A Stock)*	25,552	2,076,866

		41,283,818

Diversified Banks — 16.0%
Bank of America Corp.	334,634	10,741,751
Citigroup, Inc.	135,440	10,224,366
JPMorgan Chase & Co.	90,344	10,434,732

		31,400,849

Internet Software & Services — 0.1%
Cardlytics, Inc.*	12,248	222,791

Investment Banking & Brokerage — 10.6%
Goldman Sachs Group, Inc. (The)	29,400	7,730,142
Lazard Ltd. (Class A Stock)	33,323	1,798,442
Moelis & Co. (Class A Stock)	45,233	2,295,575
Morgan Stanley	73,000	4,089,460
TD Ameritrade Holding Corp.	83,081	4,777,157

		20,690,776

Life & Health Insurance — 4.4%
MetLife, Inc.	188,498	8,706,723

Mortgage REITs — 1.2%
Starwood Property Trust, Inc.	119,600	2,421,900

Property & Casualty Insurance — 4.3%
Chubb Ltd.	58,957	8,367,177

Regional Banks — 25.3%
BankUnited, Inc.	102,732	4,131,881
BB&T Corp.	118,665	6,449,443
Brookline Bancorp, Inc.	217,136	3,441,605
Eagle Bancorp, Inc.*	97,195	5,933,755
East West Bancorp, Inc.	127,800	8,377,290
Metro Bank PLC (United Kingdom)*	75,603	4,095,279
Pinnacle Financial Partners, Inc.	117,223	7,566,745
PNC Financial Services Group, Inc. (The)	40,980	6,460,907
Seacoast Banking Corp. of Florida*	119,800	3,141,156

		49,598,061

Reinsurance — 1.2%
RenaissanceRe Holdings Ltd. (Bermuda)	18,038	2,313,915

Thrifts & Mortgage Finance — 2.0%
Sterling Bancorp, Inc.	284,969	3,989,566

TOTAL LONG-TERM INVESTMENTS (cost $162,257,046)		192,305,302

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	4,281,584	4,281,584

TOTAL INVESTMENTS — 100.2% (cost $166,538,630)		196,586,886
Liabilities in excess of other assets — (0.2)%		(393,394)

NET ASSETS — 100.0%		$196,193,492

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Asset Management & Custody Banks	$5,650,138	$7,718,962	$—
Consumer Finance	9,940,626	—	—
Data Processing & Outsourced Services	38,161,658	3,122,160	—
Diversified Banks	31,400,849	—	—
Internet Software & Services	222,791	—	—
Investment Banking & Brokerage	20,690,776	—	—
Life & Health Insurance	8,706,723	—	—
Mortgage REITs	2,421,900	—	—
Property & Casualty Insurance	8,367,177	—	—
Regional Banks	45,502,782	4,095,279	—
Reinsurance	2,313,915	—	—
Thrifts & Mortgage Finance	3,989,566	—	—
Affiliated Mutual Fund	4,281,584	—	—

Total	$181,650,485	$14,936,401	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2018 were as follows:

Regional Banks	25.3%
Data Processing & Outsourced Services	21.0
Diversified Banks	16.0
Investment Banking & Brokerage	10.6
Asset Management & Custody Banks	6.8
Consumer Finance	5.1
Life & Health Insurance	4.4
Property & Casualty Insurance	4.3
Affiliated Mutual Funds	2.2
Thrifts & Mortgage Finance	2.0
Mortgage REITs	1.2
Reinsurance	1.2
Internet Software & Services	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.2%
Biotechnology — 50.4%
AbbVie, Inc.	396,085	$45,878,525
Aeglea BioTherapeutics, Inc.*	602,772	4,370,097
Agios Pharmaceuticals, Inc.*(a)	124,493	10,007,992
Aileron Therapeutics, Inc.*	205,051	1,683,469
Aimmune Therapeutics, Inc.*(a)	291,205	9,464,162
Alexion Pharmaceuticals, Inc.*	423,297	49,716,233
Amicus Therapeutics, Inc.*(a)	3,473,903	47,800,905
Apellis Pharmaceuticals, Inc.*(a)	396,821	7,273,729
Argenx SE (Netherlands), ADR*	205,132	15,719,265
ARMO BioSciences, Inc.*	294,006	13,362,573
Audentes Therapeutics, Inc.*(a)	687,019	23,145,670
Avexis, Inc.*	143,931	17,808,583
BioCryst Pharmaceuticals, Inc.*(a)	2,202,138	10,944,626
Biogen, Inc.*	98,078	28,343,561
BioMarin Pharmaceutical, Inc.*	1,465,668	118,968,271
Bluebird Bio, Inc.*(a)	368,493	74,067,093
Blueprint Medicines Corp.*(a)	140,870	12,193,707
Celgene Corp.*	521,791	45,458,432
Clovis Oncology, Inc.*	468,017	27,177,747
DBV Technologies SA (France), ADR*(a)	787,292	16,816,557
Eiger BioPharmaceuticals, Inc.*	306,730	2,837,252
Epizyme, Inc.*(a)	1,410,186	24,960,292
Exact Sciences Corp.*(a)	672,737	30,010,798
Exelixis, Inc.*	1,917,566	49,473,203
FibroGen, Inc.*(a)	230,691	12,711,074
Foundation Medicine, Inc.*	95,117	7,870,932
GlycoMimetics, Inc.*(a)	1,106,962	25,471,196
Immunomedics, Inc.*(a)	1,355,747	22,925,682
Incyte Corp.*	446,335	38,009,889
InflaRx NV (Germany)*(a)	84,735	2,210,736
La Jolla Pharmaceutical Co.*(a)	730,984	22,704,363
Madrigal Pharmaceuticals, Inc.*	132,517	16,702,443
Mirati Therapeutics, Inc.*(a)	256,805	6,972,256
Natera, Inc.*	1,428,165	12,853,485
Neurocrine Biosciences, Inc.*	306,692	25,894,006
Ovid Therapeutics, Inc.*	380,730	2,509,011
ProQR Therapeutics NV (Netherlands)*	1,725,935	5,781,882
Proteostasis Therapeutics, Inc.*(a)	2,271,706	6,792,401
Prothena Corp. PLC (Ireland)*(a)	392,856	13,235,319
Puma Biotechnology, Inc.*(a)	140,782	9,200,104
Regeneron Pharmaceuticals, Inc.*	62,946	20,170,416
Retrophin, Inc.*	565,062	14,137,851
Sage Therapeutics, Inc.*(a)	549,523	88,671,031
Sarepta Therapeutics, Inc.*(a)	892,365	56,013,751
Savara, Inc.*	412,610	4,588,223
Solid Biosciences, Inc.*	122,799	3,561,171
TESARO, Inc.*(a)	256,004	14,139,101
Vertex Pharmaceuticals, Inc.*	257,492	42,751,397

		1,163,360,462

Health Care Equipment — 7.0%
Abbott Laboratories	401,473	24,220,866
Boston Scientific Corp.*	1,407,344	38,364,197
DexCom, Inc.*(a)	592,504	33,263,175
Edwards Lifesciences Corp.*	129,820	17,353,039
IDEXX Laboratories, Inc.*	40,055	7,499,498
iRhythm Technologies, Inc.*	71,707	4,456,590

Nevro Corp.*	434,814	35,272,112

		160,429,477

Health Care Supplies — 1.1%
Align Technology, Inc.*	97,397	25,568,660

Health Care Technology — 0.6%
Tabula Rasa HealthCare, Inc.*	209,374	6,764,874
Teladoc, Inc.*(a)	204,357	8,194,716

		14,959,590

Life Sciences Tools & Services — 3.5%
Illumina, Inc.*	334,250	76,215,685
Quanterix Corp.*	240,511	5,024,275

		81,239,960

Managed Health Care — 17.8%
Aetna, Inc.	186,191	32,966,978
Centene Corp.*	477,180	48,395,596
Cigna Corp.	390,239	76,443,918
Humana, Inc.	339,466	92,273,648
UnitedHealth Group, Inc.	705,778	159,618,752

		409,698,892

Pharmaceuticals — 18.8%
Aerie Pharmaceuticals, Inc.*	927,466	47,439,886
Allergan PLC	434,319	66,980,676
Assembly Biosciences, Inc.*	1,579,048	89,595,184
Bristol-Myers Squibb Co.	1,203,561	79,675,738
Cassiopea SpA (Italy)*	67,672	2,738,722
Cassiopea SpA (Italy), 144A*	230,363	9,322,913
Dermira, Inc.*(a)	283,514	7,289,145
Eli Lilly & Co.	301,618	23,230,618
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	272,483	30,964,968
Marinus Pharmaceuticals, Inc.*	846,082	4,357,322
Mylan NV*	301,080	12,139,546
Nektar Therapeutics*	238,184	20,617,207
Ocular Therapeutix, Inc.*(a)	1,431,743	7,488,016
Pacira Pharmaceuticals, Inc.*	313,669	9,817,840
resTORbio, Inc.*	440,933	8,598,193
Revance Therapeutics, Inc.*(a)	454,424	14,064,423

		434,320,397

TOTAL COMMON STOCKS (cost $1,359,416,275)		2,289,577,438

PREFERRED STOCK — 0.2%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(f)^	4,084,064	3,471,454

TOTAL LONG-TERM INVESTMENTS (cost $1,361,816,275)		2,293,048,892

SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	13,255,612	13,255,612
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $358,780,055; includes $358,329,121 of cash collateral for securities on loan)(b)(w)	358,780,851	358,780,851

TOTAL SHORT-TERM INVESTMENTS (cost $372,035,667)		372,036,463

TOTAL INVESTMENTS — 115.5% (cost $1,733,851,942)		2,665,085,355
Liabilities in excess of other assets — (15.5)%		(357,833,739)

NET ASSETS — 100.0%		$2,307,251,616

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $342,817,101; cash collateral of $358,329,121 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,400,000. The aggregate value of $3,471,454 is approximately 0.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,163,360,462	$—	$—
Health Care Equipment	160,429,477	—	—
Health Care Supplies	25,568,660	—	—
Health Care Technology	14,959,590	—	—
Life Sciences Tools & Services	81,239,960	—	—
Managed Health Care	409,698,892	—	—
Pharmaceuticals	422,258,762	12,061,635	—
Preferred Stock
Health Care Equipment	—	—	3,471,454
Affiliated Mutual Funds	372,036,463	—	—

Total	$2,649,552,266	$12,061,635	$3,471,454

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Utility Fund

Schedule of Investments

as of February 28, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Cable & Satellite — 1.5%
Charter Communications, Inc. (Class A Stock)*	124,915	$42,712,186

Diversified Banks — 1.0%
CFE Capital S de RL de CV (Mexico)*	5,610,396	5,869,135
CFE Capital S de RL de CV (Mexico), 144A*	22,099,195	23,118,361

		28,987,496

Electric Utilities — 37.2%
Alliant Energy Corp.	1,978,265	76,459,942
Alupar Investimento SA (Brazil)	514,135	2,878,738
Alupar Investimento SA (Brazil), 144A	2,444,818	13,688,993
American Electric Power Co., Inc.	2,016,356	132,232,626
Avangrid, Inc.	817,523	39,666,216
El Paso Electric Co.	436,094	21,194,168
Emera, Inc. (Canada)	870,658	28,096,904
Enel SpA (Italy)	13,826,334	80,258,844
Entergy Corp.	204,919	15,536,959
Exelon Corp.	3,706,801	137,299,909
FirstEnergy Corp.	1,358,938	43,934,466
Fortis, Inc. (Canada)	900,532	29,425,894
Great Plains Energy, Inc.	3,004,564	87,583,041
Iberdrola SA (Spain)	1,996,254	14,691,116
NextEra Energy, Inc.	1,122,543	170,794,918
Pinnacle West Capital Corp.	766,163	58,963,904
PPL Corp.	1,311,197	37,565,794
Southern Co. (The)	686,775	29,572,532
Xcel Energy, Inc.	1,732,966	75,002,768

		1,094,847,732

Gas Utilities — 4.4%
Atmos Energy Corp.	982,687	79,096,477
Infraestructura Energetica Nova SAB de CV (Mexico), 144A	2,815,921	13,294,872
Italgas SpA (Italy)	7,029,145	37,665,710

		130,057,059

Independent Power Producers & Energy Traders — 3.9%
NRG Energy, Inc.	3,653,858	94,488,768
NRG Yield, Inc. (Class C Stock)	1,296,045	20,283,104

		114,771,872

Multi-Utilities — 21.9%
Ameren Corp.	1,814,430	98,523,549
CMS Energy Corp.	2,760,367	117,177,579
Dominion Energy, Inc.	759,077	56,224,833
DTE Energy Co.	1,344,914	135,540,433
NiSource, Inc.	3,248,775	75,144,166
Public Service Enterprise Group, Inc.	1,271,875	61,596,906
Sempra Energy(a)	902,971	98,405,780

		642,613,246

Oil & Gas Storage & Transportation — 14.5%
Cheniere Energy, Inc.*	842,515	44,248,888
Cheniere Energy Partners LP Holdings LLC	2,496,502	67,130,939
EQT GP Holdings LP	620,919	14,635,061
ONEOK, Inc.	799,654	45,044,510
Pembina Pipeline Corp. (Canada)	1,350,801	43,401,236
Targa Resources Corp.	969,664	43,295,498

TransCanada Corp. (Canada)	1,622,323	70,167,492
Williams Cos., Inc. (The)	3,569,436	99,087,543

		427,011,167

Renewable Electricity — 2.3%
NextEra Energy Partners LP	1,744,077	68,437,581

Specialized REITs — 8.8%
American Tower Corp.	582,500	81,159,725
CyrusOne, Inc.	1,033,228	51,558,077
Equinix, Inc.	142,364	55,820,924
SBA Communications Corp.*	442,639	69,613,836

		258,152,562

Water Utilities — 3.1%
American Water Works Co., Inc.	1,147,629	91,075,837

TOTAL LONG-TERM INVESTMENTS (cost $2,233,323,864)		2,898,666,738

SHORT-TERM INVESTMENTS — 2.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	28,125,063	28,125,063
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $48,382,370; includes $48,285,838 of cash collateral for securities on loan)(b)(w)	48,382,370	48,382,370

TOTAL SHORT-TERM INVESTMENTS (cost $76,507,433)		76,507,433

TOTAL INVESTMENTS — 101.2% (cost $2,309,831,297)		2,975,174,171
Liabilities in excess of other assets — (1.2)%		(34,515,534)

NET ASSETS — 100.0%		$2,940,658,637

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,588,950; cash collateral of $48,285,838 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$42,712,186	$—	$—
Diversified Banks	5,869,135	23,118,361	—
Electric Utilities	986,208,779	108,638,953	—
Gas Utilities	79,096,477	50,960,582	—
Independent Power Producers & Energy Traders	114,771,872	—	—
Multi-Utilities	642,613,246	—	—
Oil & Gas Storage & Transportation	427,011,167	—	—
Renewable Electricity	68,437,581	—	—
Specialized REITs	258,152,562	—	—
Water Utilities	91,075,837	—	—
Affiliated Mutual Funds	76,507,433	—	—

Total	$2,792,456,275	$182,717,896	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT(s)	Real Estate Investment Trust(s)
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be Liquid.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Each Fund may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 18, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     April 18, 2018

*	Print the name and title of each signing officer under his or her signature.